Legal proceedings update	6 Months Ended
Jun. 30, 2024
Legal proceedings update [abstract]
Legal proceedings update [text block]
7. Legal proceedings update
A number of Novartis companies are, and will likely continue to be, subject to various legal proceedings, including litigations, arbitrations and governmental investigations, that arise from time to time. Legal proceedings are inherently unpredictable. As a result, the Company may become subject to substantial liabilities that may not be covered by insurance and may in the future incur judgments or enter into settlements of claims that could have a material adverse effect on its results of operations or cash flow. Note 21 to the Consolidated Financial Statements in our 2023 Annual Report and 2023 Form 20-F contains a summary as of the date of these reports of significant legal proceedings to which Novartis or its subsidiaries were a party. The following is a summary as of July 17, 2024, of significant developments in those proceedings, as well as any new significant proceedings commenced since the date of the 2023 Annual Report and 2023 Form 20-F.
Investigations and related litigations
340B Drug Pricing Program investigations
In 2021, Novartis Pharmaceuticals Corporation (NPC) received a notification from the US Health Resources and Services Administration (HRSA) which stated that HRSA believes NPC’s contract pharmacy policy violates the 340B statute, and threatened potential enforcement action. NPC subsequently sued HRSA in the U.S. District Court (USDC) for the District of Columbia to challenge HRSA’s determination and to enjoin HRSA from taking action with respect to NPC’s contract pharmacy policy. HRSA then referred the matter regarding NPC’s contract pharmacy policy to the Office of Inspector General of the US Department of Health and Human Services, which could result in the imposition of civil monetary penalties on NPC. The USDC issued a decision rejecting HRSA’s interpretation of the 340B statute, vacating the violation notification and remanding the matter to HRSA. HRSA appealed, and the United States Court of Appeals for the DC Circuit heard argument on the case in 2022. In May 2024, the Court of Appeals for the DC Circuit issued a decision rejecting HRSA’s interpretation of the 340B statute and upholding NPC’s current contract pharmacy policy. HRSA has 90 days from the decision to determine whether to seek review from the US Supreme Court or the decision will be final. In addition, NPC has brought litigation challenging a number of state statutes purporting to add further requirements under the 340B program as to the use of contract pharmacies in those states.
In addition to the matters described above, there have been other non-material developments in the other legal matters described in Note 21 to the Consolidated Financial Statements contained in our 2023 Annual Report and 2023 Form 20-F.
Novartis believes that its total provisions for investigations, product liability, arbitration and other legal matters are adequate based upon currently available information. However, given the inherent difficulties in estimating liabilities, there can be no assurance that additional liabilities and costs will not be incurred beyond the amounts provided.